Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Document and Entity Information:
Entity Registrant Name	E-Qure Corp.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Entity Central Index Key	0001563536
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	2,845,480
Entity Public Float		$ 680,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Description	1